Right-of-Use Assets and Leases - ROU assets within Property, Plant and Equipment (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Right-of-Use Assets and Leases
Property, plant and equipment, net - excluding ROU assets	$ 64,334	$ 63,982
Right-of-use assets	4,178	3,668
Property, plant and equipment, net - including ROU assets	$ 68,512	$ 67,650